Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill

14.	Goodwill

	Cost	Accumulated impairment loss	Carrying amount
	$	$	$
Balances at January 1, 2020	8,050	—	8,050
Impact of foreign exchange rate changes	765	—	765
Balances at December 31, 2020	8,815	—	8,815
Impact of foreign exchange rate changes	(685)	—	(685)
Balances at December 31, 2021	8,130	—	8,130

Management’s evaluation of impairment in goodwill is based on fair value less costs of disposal based on the Company’s market capitalization at December 31, 2021, including a control premium, less estimated cost of disposal of approximately $1,774. There was no impairment assessed at December 31, 2021.